CONSOLIDATED STATEMENTS OF CASH FLOW - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating activities:
Net (loss) income for the year	$ 40,809	$ (68,883)
Adjustments for:
Share of net loss (earnings) related to joint venture	(46,517)	51,528
Impairment (reversal) loss on investment in joint venture	(7,631)	7,631
Impairment loss on exploration and evaluation assets	1,628	0
Depreciation	146	148
Share-based compensation	1,646	3,175
Finance income	(1,036)	(257)
Finance expense	5,642	906
Unrealized foreign exchange (loss) gain	(1)	2
Operating cash flow before working capital changes	(5,314)	(5,750)
Change in non-cash working capital	7,098	(7,185)
Cash provided by (used in) operating activities	1,784	(12,935)
Investing activities:
Redemption of preferred shares in joint venture	0	5,000
Acquisition of exploration and evaluation as sets, net of cash acquired	0	(1,470)
Interest received	1,036	407
Expenditures on property, plant and equipment	(4)	(31)
Cash provided by investing activities	1,032	3,906
Financing activities:
Shares issued for cash on exercise of stock options	0	569
Office lease payments	(130)	(128)
Cash (used in) provided by financing activities	(130)	441
Impact of foreign exchange on cash and cash equivalents	(96)	(42)
Increase (decrease) in cash and cash equivalents during the year	2,590	(8,630)
Cash and cash equivalents, beginning of year	53,521	62,151
Cash and cash equivalents, end of year	$ 56,111	$ 53,521